Liquidity and Going Concern Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liquidity and Going Concern Analysis [Abstract]
Cash balance	$ 37,136
Working capital deficit	5,461,724
Accumulated deficit	(50,539,218)	$ (48,164,615)
Net loss	(3,280,254)	(6,131,479)
Cash from operating activities	(1,713,810)	(3,494,122)
Net proceeds from the issuance of notes payable	2,239,840
Payable to third parties	720,135
Proceeds from the sale of its common stock	$ 30,000	$ 405,000